INVESTMENT IN TREASURY METALS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENT IN TREASURY METALS
Investment in Treasury Metals
	December 31, 2023	December 31, 2022
Balance, beginning of period	$5,592	$15,400
Equity (loss)	(778)	(850)
Impairment of Investment in Treasury Metals Inc.	(1,545)	(8,958)
Balance, end of period	$3,269	$5,592